Property and Equipment Useful Life (Detail)	12 Months Ended
Dec. 31, 2013
Minimum | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated Lives	5 years
Minimum | Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated Lives	1 year
Minimum | Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated Lives	1 year
Maximum | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated Lives	13 years
Maximum | Laboratory Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated Lives	14 years
Maximum | Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated Lives	15 years